CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 4,990	$ 19,915	$ (6,882)	$ (327)	$ 813	$ 18,509
Beginning balance, shares at Dec. 31, 2020	515	2,920,085
Stock-based compensation		$ 629				629
Capital contribution from parent		6,138				6,138
Net loss			(3,106)			(3,106)
Foreign currency translation adjustments				87		87
Net loss attributable to non-controlling interest					243	243
Ending balance, value at Dec. 31, 2021	$ 4,990	$ 26,682	(9,988)	(240)	1,056	22,500
Ending balance, shares at Dec. 31, 2021	515	2,920,085
Stock-based compensation		$ 41				41
Capital contribution from parent		517				517
Net loss			(497)			(497)
Foreign currency translation adjustments				(391)		(391)
Net loss attributable to non-controlling interest					(13)	(13)
Ending balance, value at Mar. 31, 2022	$ 4,990	$ 27,240	(10,485)	(631)	1,043	22,157
Ending balance, shares at Mar. 31, 2022	515	2,920,085
Beginning balance, value at Dec. 31, 2021	$ 4,990	$ 26,682	(9,988)	(240)	1,056	22,500
Beginning balance, shares at Dec. 31, 2021	515	2,920,085
Stock-based compensation		$ 605				605
Capital contribution from parent		1,570				1,570
Shares acquired in reverse capitalization		$ 4,404				4,404
Shares acquired in reverse capitalization (in shares)		2,782,229
Gain on extinguishment of related party debt		$ 1,544				1,544
Warrant issued in exchange of related party debt		682				682
Common stock issued on warrant exercise
Common stock issued on warrant exercise, shares		229,268
Net loss			(17,738)			(17,738)
Foreign currency translation adjustments				(1,539)	(7)	(1,546)
Increase in Microphase ownership		(346)			346
Net loss attributable to non-controlling interest					(680)	(680)
Ending balance, value at Dec. 31, 2022	$ 4,990	$ 35,141	(27,726)	(1,779)	715	11,341
Ending balance, shares at Dec. 31, 2022	515	5,931,582
Stock-based compensation		$ 106				106
Warrant issued with notes payable		859				859
Net loss			(2,464)			(2,464)
Foreign currency translation adjustments				187		187
Net loss attributable to non-controlling interest					14	14
Ending balance, value at Mar. 31, 2023	$ 4,990	$ 36,106	$ (30,190)	$ (1,592)	$ 729	$ 10,043
Ending balance, shares at Mar. 31, 2023	515	5,931,582